Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Research and development expenses	$ 3,360	$ 1,562	$ 6,744	$ 2,993
General and administrative expenses	861	967	1,580	2,040
Total operating expenses	4,221	2,529	8,324	5,033
Financial expenses (income), net	89	(175)	(30)	(216)
Loss before income taxes	4,310	2,354	8,294	4,817
Taxes on Income	1	0	1	0
Net loss	$ 4,311	$ 2,354	$ 8,295	$ 4,817
Basic and diluted net loss per share (in dollars per share)	$ 0.39	$ 0.21	$ 0.75	$ 0.43
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	11,100,853	11,100,453	11,100,655	11,100,453